Income tax - Measurement of results for tax purposes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expenses
Current year	$ 892,812	$ 16,224	$ 13,028
Taxes in respect of previous years	(1,968)	760	(1,313)
Total current tax expenses	890,844	16,984	11,715
Deferred tax expenses
Origination and reversal of temporary differences	119,503	(385)	51
Total income taxes in income statements	$ 1,010,347	$ 16,599	$ 11,766